Trade payables and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other payables
Details of trade and other payables

	As of December 31,
(in thousands of euros)	2025	2024
Accrued expenses - clinical trials	2,541	15,550
Trade payables & other accruals	6,580	4,484
Total trade and other payables	9,121	20,036

Disclosure of other current liabilities

	As of December 31,
(in thousands of euros)	2025	2024
Tax liabilities	218	537
Payroll tax and other payroll liabilities	6,599	6,334
Other payables	613	672
Other current liabilities	7,430	7,543

Disclosure of deferred income and contract liabilities

	As of December 31,
(in thousands of euros)	2025	2024
Deferred income	45	61
Current contract liabilities	36,172	18,100
Deferred income and current contract liabilities	36,216	18,161

Disclosure of refund liabilities

	As of December 31,
(in thousands of euros)	2025	2024
Non current refund liabilities	3,218	27,778
Current refund liabilities	313	7,835
Refund liabilities	3,530	35,613